Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 2,174,748	$ 1,803,131
Accounts receivable	487,893	176,205
Deposits and prepaid expenses	170,914	322,922
Other current receivables		94,647
Total Current Assets	2,833,555	2,396,905
Property and Equipment, net	4,653,188	5,206,825
Deposits	269,342	269,202
Assets Held for Sale	1,000	445,180
Total Other Assets	270,342	714,382
TOTAL ASSETS	7,757,085	8,318,112
Current Liabilities
Accounts payable and accrued liabilities (excluding accrued PIK Note interest)	526,525	742,745
Accrued PIK Note interest	919,913	880,407
Current portion of notes payable	49,040	210,429
Total Current Liabilities	1,495,478	1,833,581
Long-Term Liabilities
Long-term portion of notes payable	22,535	33,688
PIK Notes payable, net of $16,632,757 and $17,572,885 debt discount, respectively	19,727,804	17,051,636
PIK Note derivative	3,856,834	5,138,857
Total Long-Term Liabilities	23,607,173	22,224,181
Total Liabilities	25,102,651	24,057,762
Common stock, $0.001 par value, 200,000,000 shares authorized, 108,376,049 and 97,144,736 shares issued and outstanding at June 30, 2016 and December 31, 2015, respectively	108,376	97,145
Additional paid-in capital	68,221,368	66,106,631
Accumulated deficit prior to the exploration stage	(20,009,496)	(20,009,496)
Accumulated deficit during the exploration stage	(65,665,814)	(61,933,930)
Total Stockholders’ Deficit	(17,345,566)	(15,739,650)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 7,757,085	$ 8,318,112